Share Based Compensation - Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity award - restricted shares
Numbers of Shares
Beginning balance (in shares)	512,782	2,805,556	9,450,348
Granted (in shares)	0	512,782	0
Reclassified from liability classified restricted shares (in shares)			26,042
Vested (in shares)	0	(2,805,556)	(6,670,834)
Ending balance (in shares)	512,782	512,782	2,805,556
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 10.16	$ 0.02	$ 0.02
Granted (in dollars per share)	0	10.16	0
Reclassified from liability classified restricted shares (in dollars per share)			0.02
Vested (in dollars per share)	0	0.02	0.02
Ending balance (in dollars per share)	$ 10.16	$ 10.16	$ 0.02
Liability award – restricted shares
Numbers of Shares
Beginning balance (in shares)	0	0	88,542
Granted (in shares)			0
Reclassified to equity classified restricted shares (in shares)			(26,042)
Vested (in shares)			(62,500)
Ending balance (in shares)	0	0	0
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)			$ 0.02
Granted (in dollars per share)			0
Reclassified to equity classified restricted shares (in dollars per share)			0.02
Vested (in dollars per share)			$ 0.02
Restricted Stock Units (RSUs)
Numbers of Shares
Beginning balance (in shares)	263,621	0
Granted (in shares)	4,106,498	263,621
Vested (in shares)	(384,585)	0
Forfeited (in shares)	(33,004)
Ending balance (in shares)	3,952,530	263,621	0
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 10.30	$ 0
Granted (in dollars per share)	7.10	10.30
Vested (in dollars per share)	8.84	0
Forfeited (in dollars per share)	10.09
Ending balance (in dollars per share)	$ 7.12	$ 10.30	$ 0